Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Schedule of material related party transactions

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Purchase of goods (Note a)	585,494	111,191	155,093
Delivery of goods (Note b)	—	469,974	137,088
Other income	—	4,027	1,773
Other expense	—	—	1,475

Note a:	The goods were purchased from an affiliate of the Company and companies controlled or significantly influenced by shareholders.
Note b:	The Group engages certain of the Group's affiliates to deliver the goods to its customers.